COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Letters of credit outstanding	$ 7.3
Loss Contingency Accrual	45.0
Rental expense	11.4	$ 10.6	$ 13.2
Future minimum payments to be made under noncancelable operating leases [Abstract]
2018	11.8
2019	8.1
2020	4.4
2021	1.4
2022	1.5
Later years	9.6
Total	36.8
Purchase obligations	80.0
IRS proposed unfavorable tax adjustments	85.0
Gross unrecognized tax benefits	102.0	$ 120.1	$ 65.1	$ 54.7
Tax impact of unrecognized tax benefits, if reversed	41.0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letters of credit outstanding	$ 5.0